Equity - Summary Of Issuances And Conversions Of Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Beginning balance	509,247,134	484,918,517	484,918,517
Issued for cash		24,328,617
Initial public offering	42,553,192
Ending balance	551,800,326	509,247,134	484,918,517
Class A Common Shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance	255,132,815	276,000,013	325,011,655
Corporate reorganization	30,807,911
Transfer of classes	25,687,428	(20,867,198)	(49,011,642)
Initial public offering	42,553,192
Ending balance	354,181,346	255,132,815	276,000,013
Class B Common Shares [Member]
Disclosure of classes of share capital [line items]
Beginning balance	254,114,319	208,918,504	159,906,862
Corporate reorganization	(30,807,911)
Issued for cash		24,328,617
Transfer of classes	(25,687,428)	20,867,198	49,011,642
Ending balance	197,618,980	254,114,319	208,918,504